Commitments, Contingent Liabilities And Liens (Narrative) (Details)	1 Months Ended	12 Months Ended					12 Months Ended					12 Months Ended
	Jan. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILA [Member] USD ($)	Mar. 11, 2007 ILA [Member] sqft	Dec. 31, 2012 Re'em Teleport [Member] USD ($)	Dec. 31, 2012 Re'em Teleport [Member] ILS	Dec. 31, 2012 Marbella Equities, LLC [Member] USD ($)	Dec. 31, 2012 Bank Igud [Member] USD ($)	Dec. 31, 2012 Bank Leumi [Member] USD ($)	Dec. 31, 2012 CEO [Member] USD ($)	Dec. 31, 2012 CEO [Member] ILS	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Operating lease expenses		$ 57,314,000	$ 58,601,000	$ 50,990,000
Rental expenses under the lease agreements		439,000	625,000	436,000
Lines of credit										2,700,000	1,300,000
Commitment fee percentage														0.05%	0.10%
Number of days notice prior to cancellation or change of line of credit		30 days
Area of land						538,200
Long- term land lease prepaid expenses		7,563,000	7,642,000		1,121,000
Land lease term					49 years
Land lease term extension					49 years		3 years	3 years
Land lease termination fee percent, initial					15.00%
Land lease termination fee percent, per annum					6.00%
Fines paid							41,500	160,000
Damages sought									300,000
Period of compensation												24 months	24 months
Compensation paid quarterly												650,000
Annual fee												60,000
Automotive Expense Reimbursed													17,500
Minimum revenue to receive finder's agreement success fee	$ 120,000
Success fee as a percentage of consideration received from new customers	5.00%
Finder's agreement term length	2 years
Finder's agreement expiration	Jun. 30, 2014